STOCKHOLDERS' EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Equity [Abstract]
Stockholders Equity Note Disclosure [Text Block]
NOTE 7 — STOCKHOLDERS’ EQUITY

August 2015 Underwritten Offering
On August 19, 2015, the Company closed an underwritten public offering of its Class A Units, Class B Units, Series C Warrants and Series D Warrants. The Company offered (i) 2,550,000 Class A Units, at a price of $1.00 per Class A Unit, each of which consists of one share of common stock and 0.5 of a Series A Warrant to purchase one share of  its common stock at an exercise price of $1.00 per warrant, (ii) 2,450,000 Class B Units, at a price of $0.99 per Class B Unit, each of which consists of one pre-funded Series B Warrant to purchase one share of common stock and 0.5 of a Series A Warrant, (iii) 2,550,000 Series C Warrants, at a price of $0.01 per Series C Warrant, which is deemed to be included in the $1.00 price per Class A Unit, each to purchase one additional Class A Unit at an exercise price of $1.00, and (iv) 4,950,000 Series D Warrants, at a price of $0.01 per Series D Warrant, which is deemed to be included in the $0.99 price per Class B Unit, each to purchase one additional Class B Unit at an exercise price of $0.99. The Company received approximately $4,975,500 in gross proceeds from the offering, before underwriting discounts and commissions and offering expenses payable by the Company. Roth Capital Partners, LLC acted as sole book-running manager and as underwriter for the offering.

The Class A Units and Class B Units will not be issued or certificated. Purchasers will receive only shares of common stock, Series A Warrants, Pre-funded Series B Warrants, Series C Warrants and Series D Warrants. The common stock, the Series A Warrants, the Pre-funded Series B Warrants, the Series C Warrants and the Series D Warrants may be transferred separately immediately upon issuance. Each Series A Warrant will be immediately exercisable at an initial exercise price of $1.00 per share. The Series A Warrants will expire on the fifth anniversary of the initial date of issuance.

Each Pre-funded Series B Warrant will be immediately exercisable at an initial exercise price of $0.01 per share. The Pre-funded Series B Warrants will expire on the fifth anniversary of the initial date of issuance. Pre-funded Series B Warrants that expire unexercised will have no further value and the holder of such warrant will lose the pre-funded amount.

Each Series C Warrant is exercisable for one additional Class A Unit, each of which consists of one share of our common stock and 0.5 of a Series A Warrant to purchase one share of our common stock. The Series C Warrants are exercisable immediately at an initial exercise price of $1.00 per Class A Unit, subject to adjustment. Beginning at the close of trading on the 60th trading day following the date of issuance, and effective beginning on the third (3rd) trading day immediately preceding such 60th trading day, the Series C Warrants will be exercisable at a per Class A Unit exercise price equal to the lowest of (i) the then-effective exercise price per Class A Unit, (ii) 80% of the closing price of our common stock on such 60th trading day and (iii) 80% of the average of the volume weighted average price of our common stock (‘‘VWAP’’) for the three (3) trading days ending and including the 60th trading day following the date of issuance. The Series C Warrants will expire at the close of business at 5:00 p.m. (New York time) on the 65th trading day following the date of issuance.

Each Series D Warrant is exercisable for one additional Class B Unit, each of which consists of one Pre-funded Series B Warrant to purchase one share of our common stock and 0.5 of a Series AWarrant to purchase one share of our common stock. The Series D Warrants are exercisable immediately at an initial exercise price of $0.99 per Class B Unit, subject to adjustment. Beginning at the close of trading on the 60th trading day following the date of issuance, and effective beginning on the third (3rd) trading day immediately preceding such 60th trading day, the Series D Warrants will be exercisable at a per Class B Unit exercise price equal to the lowest of (i) the then-effective exercise price per Class B Unit, (ii) 80% of the closing price of our common stock on such 60th trading day and (iii) 80% of the average of the VWAP for the three (3) trading days ending and including the 60th trading day following the date of issuance. The Series D Warrants will expire at the close of business at 5:00 p.m.(New York time) on the 65th trading day following the date of issuance.

As a result of the net cash settlement provisions included in each of the warrants issued in the offering, the Company recorded an aggregate $3,368,000 as a derivative liability on the date of the offering. The remaining portion of the gross proceeds of $1,607,000 was recorded by the Company to stockholders’ equity on the date of the offering. The Company allocated the aggregate costs associated with the offering of $945,000 on a pro rata basis to the warrants and common shares issued in the offering and as a result, $640,000 of the costs were expensed and $305,000 were recorded as a reduction to additional paid in capital on the date of the offering.

At various dates from the date of the offering through September 30, 2015, all 2,450,000 of the Series B Warrants were exercised into 2,450,000 shares of the Company’s common stock. The Company received $17,000 in cash as a result of the exercise and reclassified $1,197,000 of derivative liabilities to stockholders’ equity.

Shares Issued Under S-8 Registration Statement
On April 14, 2015, the Company filed an S-8 Registration Statement to register 350,000 shares of common stock under the 2013 Long Term Incentive Plan. From April 15, 2015 to June 30, 2015, the Company issued 301,402 shares of common stock to employees in lieu of paying $815,881 of payroll due to cost cutting measures; 17,456 shares of common stock to various consultants to pay $54,519 worth of services; and 18,904 shares of common stock to various employees of MBTH totaling $52,116. As of September 30, 2015, a total of 12,239 registered shares remain under the April 14, 2015 S-8 Registration Statement.

On July 16, 2015, the Company filed an S-8 Registration Statement to register 100,000 shares of common stock under the 2015 Employee Stock Purchase Plan. From July 15, 2015 to September 30, 2015, the Company issued 62,155 shares of common stock to employees in lieu of paying $130,830 of payroll due to cost cutting measures and 10,743 shares of common stock to various employees of MBTH totaling $19,550, As of September 30, 2015, a total of 27,101 registered shares remain under the July 16, 2015 S-8 Registration Statement.

On August 20, 2015, the Company filed an S-8 Registration Statement to register 700,000 shares of common stock under the 2015 Employee Stock Purchase Plan. From August 20, 2015 to September 30, 2015, the Company issued 391,333 shares of common stock to employees in lieu of paying $203,463 of payroll due to cost cutting measures; 30,613 shares of common stock to various consultants to pay $15,000 worth of services; and 64,784 shares of common stock to various employees of MBTH totaling $29,900. As of September 30, 2015, a total of 213,270 registered shares remain under the August 20, 2015 S-8 Registration Statement.

Other Common Stock Issuances
During the nine months ended September 30, 2015, the Company issued an additional 59,244 shares of common stock to various consultants and professionals with an aggregate grant date fair value of $219,000 in exchange for services provided.

  Warrants and Options
The Company has issued warrants and options outside of the equity incentive plans. A summary of the warrant and option activity is as follows:

	Number of Warrants	Weighted Average
	and Options (in Shares)	Exercise Price
Outstanding January 1, 2015	557,997	$96.78
Granted	12,844,250	0.99
Exercised	(2,450,000)	0.01
Forfeited or Expired	(36,899)	53.80
Outstanding, September 30, 2015	10,915,348	5.90
Exercisable, September 30, 2015	10,669,330	$5.95

13 — EQUITY

April 2014 Offering

On April 22, 2014, the Company closed an underwritten public offering of 526,500 shares of common stock, at a purchase price to the public of $19.00 per share, for net proceeds to the Company, after deducting underwriter discounts and offering expenses, of $8,816,000. Roth Capital Partners and Feltl and Company acted as underwriters for the offering.

Reduction in Authorized Shares

On June 11, 2014, the Board approved a resolution to amend the Corporation’s Certificate of Incorporation, declaring said resolution to be advisable, and calling for the submission of the following resolution to the shareholders to authorize the Board to decrease the number of authorized shares of common stock from 300,000,000 shares to 100,000,000 shares.

Purchase Agreements and Registration Rights Agreement with Lincoln Park

$1,000,000 Purchase Agreement

On September 22, 2014, the Company entered into a Purchase Agreement with Lincoln Park Capital Fund (“Lincoln Park”), pursuant to which we offered 50,000 shares of common stock to Lincoln Park at a price of $20.00 per share, for an aggregate purchase price of $961,000 net of expenses. The closing of the transaction occurred on September 24, 2014. The Company issued the 50,000 shares of common stock pursuant to the Company’s registration statement on Form S-3 that was declared effective on August 31, 2014 (the “Shelf registration Statement”).

$15,000,000 Purchase Agreement

On September 19, 2014, the Company entered into a Purchase Agreement (the “$15M Purchase Agreement”) and a registration rights agreement with Lincoln Park. In consideration for entering into the transaction, the Company issued 17,500 shares of its common stock to Lincoln Park as a commitment fee upon execution of the $15M Purchase Agreement. The Company recorded $346,000 as a prepaid expense based upon a stock price of $19.80 on the date of issuance. Lincoln Park also agreed to purchase up to $15,000,000 of shares of common stock over the 24-month term of the $15M Purchase Agreement.

The $15M Purchase Agreement provides that, from time to time over the term of the $15M Purchase Agreement, on any business day, as often as every other business day, and at its sole discretion, the Company may require Lincoln Park to purchase up to 10,000 shares of common stock (a “Regular Purchase”); provided, however, that (i) a Regular Purchase may be increased to up to 15,000 shares of common stock provided that the closing sale price of common stock is not below $20.00 on the purchase date, (ii) a Regular Purchase may be increased to up to 20,000 shares of common stock provided that the closing sale price of common stock is not below $22.50 on the purchase date and (iii) a Regular Purchase may be increased to up to 25,000 shares of common stock provided that the closing sale price of common stock is not below $30.00 on the purchase date; and provided, further, that the aggregate price of any Regular Purchase shall not exceed $1,000,000. The Company may not sell any shares of its common stock as a Regular Purchase on a date in which the closing sale price of its common stock is below $15.00. The purchase price for Regular Purchases shall be equal to the lesser of (i) the lowest sale price of common stock on the purchase date and (ii) the average of the three (3) lowest closing sale prices of common stock during the ten (10) business days prior to the purchase date, as reported on the NASDAQ Capital Market.

The Company also has the right, at its sole discretion, to require Lincoln Park to make an accelerated purchase on the business day following the purchase date of a Regular Purchase in an amount up to the lesser of (i) 200% of the number of shares of common stock purchased as a Regular Purchase and (ii) 30% of the trading volume of common stock on such accelerated purchase date, provided that the closing price of common stock equals or exceeds $15.00 on such accelerated purchase date, as reported on the NASDAQ Capital Market. The purchase price per share of common stock for any accelerated purchase will be equal to the lesser of (i) the closing sale price of common stock on the accelerated purchase date and (ii) 95% of the volume weighted average price of common stock on the accelerated purchase date.

On October 3, 2014, the Company filed a registration statement on Form S-1 with the SEC to register 478,291 shares of the Company’s common stock for sale to Lincoln Park under the $15M Purchase Agreement and 17,500 shares of common stock issued to Lincoln Park on September 19, 2014 as a commitment fee. On October 20, 2014, the SEC declared this registration statement effective.

As of December 31, 2014, the Company has drawn down $145,000 and issued 10,000 shares of common stock under the $15M Purchase Agreement. The Lincoln Park prepaid expense was $294,000 as of December 31, 2014, representing a decrease of $52,000 from the initial recording of $346,000. The Company is amortizing the prepaid balance to additional paid in capital on a straight line basis over the term of the agreement.

$1,331,500 Purchase Agreement

On November 25, 2014, the Company entered into a purchase agreement, pursuant to which the Company sold to Lincoln Park, certain officers and directors of the Company (the “Affiliate Purchasers”) and certain other investors (the “Other Investors”) an aggregate of $1,331,500 of the Company’s common stock,. The Company received net proceeds of $1,311,500 after deducting $20,000 in expenses associated with the purchase agreement. Pursuant to the Purchase Agreement, Lincoln Park purchased 50,000 shares of Common Stock at a purchase price of $12.50 per share, the Affiliate Purchasers purchased 24,599 shares of Common Stock at a purchase price of $13.70 per share and the Other Investors purchased 29,560 shares of Common Stock at a purchase price of $12.50 per share pursuant to the Company’s Shelf Registration Statement.

Equity Distribution Agreement with Roth Capital Partners, LLC

On November 18, 2014, we entered into an Equity Distribution Agreement (the “Equity Distribution Agreement”) with Roth Capital Partners, LLC (“Roth”), pursuant to which the Company may sell from time to time up to $10,000,000 of shares of common stock (the “Shares”), through Roth (the “Offering”). The Equity Distribution Agreement was amended on December 29, 2014 to change the amount of the Offering to up to $1,000,000. Effective February 23, 2015, the Company terminated the Equity Distribution Agreement with Roth.

Issuance of common stock to 31 Group

On December 30, 2014, the Company issued 3,315 shares of its common stock in consideration of 31 Group’s execution and delivery of the Purchase Agreement (See Note 12 — Series A Convertible Preferred Stock).

Stock Options — Equity Incentive Plans:

The Company’s stock option plans provide for the grant of options to purchase shares of common stock to officers, directors, other key employees and consultants. The purchase price may be paid in cash or “net settled” in shares of the Company’s common stock. In a net settlement of an option, the Company does not require a payment of the exercise price of the option from the optionee, but reduces the number of shares of common stock issued upon the exercise of the option by the smallest number of whole shares that has an aggregate fair market value equal to or in excess of the aggregate exercise price for the option shares covered by the option exercised. Options generally vest over a three year period from the date of grant and expire ten years from the date of grant.

A summary of the Company’s historical stock option plan activity as of December 31, 2014 is as follows:

Plan Name	Options Authorized	Options Granted	Shares Exercised	Shares Forfeited/Expired	Options Outstanding
2004	14,286	14,286	6,746	4,683	2,858
2005	14,286	14,286	1,000	5,858	7,429
2006	31,429	31,011	631	7,224	23,156
2007	2,857	2,572	—	429	2,143
2009	28,572	35,844	1,005	11,312	23,529
2013	90,630	41,323	—	4,555	36,768
Total	182,060	139,322	9,382	34,061	95,883

Under ASC 718, the weighted average fair value of options granted was $12.20 and $19.90 for options granted in 2014 and 2013, respectively. Each option is estimated on the date of grant, using the Black-Scholes model and the following assumptions (all in weighted averages):

	2014	2013
Exercise price	$14.20	$24.30
Volatility	118%	109%
Risk-free interest rate	1.63%	1.37%
Expected dividend yield	0%	0%
Expected term (years)	6	6

The risk-free rate is based on the rate for the U.S. Treasury note over the expected term of the option. The expected term for employees represents the period of time that options granted are expected to be outstanding using the simplified method, for non-employee options the expected term is the full term of the option. Expected volatility is based on the average of the weekly share price changes over the shorter of the expected term or the period from the placement on London Stock Exchange’s AIM Market to the date of the grant. The forfeiture rate is based on historical data related to prior option grants, as we believe such historical data will be similar to future results.

A summary of the status of the Company’s stock option plans for the years ended December 31, 2014 and 2013 is as follows:

	Number of Options (in Shares)	Weighted Average Exercise Price
Options Outstanding January 1, 2013	70,091	$381.50
Granted	33,417	24.30
Exercised	—	—
Forfeited or Expired	(5,209)	131.60
Options outstanding, December 31, 2013	98,299	280.50
Exercisable, December 31, 2013	57,127	$447.90
Options Outstanding, January 1, 2014	98,299	$280.50
Granted	10,760	14.20
Exercised	—	—
Forfeited or Expired	(13,178)	158.70
Options outstanding, December 31, 2014	95,881	266.80
Exercisable, December 31, 2014	65,614	$376.00

Summary information regarding the options outstanding and exercisable at December 31, 2014 is as follows:

	Outstanding			Exercisable
Range of Exercise Prices	Number Outstanding (in shares)	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable (in shares)	Weighted Average Exercise Price
$10.50 – 80.50	47,461	8.41	$29.40	20,470	$47.30
84.00 – 238.00	22,307	5.06	147.40	19,031	147.40
350.00 – 700.00	23,528	1.19	688.30	23,528	688.30
1,225.00 – 2,887.50	2,585	2.02	1,819.80	2,585	1,819.80
	95,881			65,614

Under the provisions of ASC 718, the Company recorded approximately $625,000 and $796,000 of stock based compensation expense for the years ended December 31, 2014 and 2013, respectively. Stock based compensation for employees was approximately $305,000 and $421,000 and stock based compensation expense for non-employees was approximately $320,000 and $375,000 for the years ended December 31, 2014 and 2013, respectively. As of December 31, 2014 and 2013, there was approximately $0.6 million and $1.2 million, respectively, of unrecognized compensation cost related to non-vested options under the plans.

In 2014 and 2013, no options were exercised. The intrinsic value of options exercisable at December 31, 2014 and 2013 was $0 and $0, respectively. The total fair value of shares vested during 2014 and 2013 was $830,000 and $846,000, respectively.

We had approximately $0.6 million of unrecognized stock-based compensation expense related to unvested stock options, net of estimated forfeitures, as of December 31, 2014, which we expect to be recognized over the next three years.

Deferred tax benefits recognized from the timing difference of recognizing stock based compensation expense per the financial statements compared to the income tax return has been fully reserved for as the Company is in a net loss position. No windfall tax benefits have been recognized for the exercise of stock options.

Warrants:

The Company has issued warrants, outside of the equity incentive plans, at exercise prices equal to or greater than market value of the Company’s common stock at the date of issuance.

A summary of the warrant and option activity is as follows:

	Number of Options/Warrants (in Shares)	Weighted Average Exercise Price
Warrants Outstanding January 1, 2013	59,431	$259.00
Granted	365,272	66.10
Exercised	(87)	3.50
Forfeited or Expired	—	—
Warrants Outstanding, December 31, 2013	424,616	65.30
Exercisable, December 31, 2013	424,616	$65.30
Warrants Outstanding, January 1, 2014	424,616	$65.30
Granted	37,500	20.00
Exercised	—	—
Forfeited or Expired	—	—
Warrants Outstanding, December 31, 2014	462,116	61.60
Exercisable, December 31, 2014	462,116	$61.60

Summary information regarding the warrants as of December 31, 2014 is as follows:

Exercise Price	Number Outstanding (in shares)	Weighted Average Remaining Contractual Life (in years)
$3.50	7,074	3.65
$20.00	37,500	5.00
$21.88	17,145	3.89
$55.00	57,144	1.13
$68.70	326,680	3.66
$78.70	1,429	0.28
$8.75	14,286	3.04
$350.00	858	2.20
Exercisable, December 31, 2014	462,116